Note 10 - Leases	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

10. Leases

Office Lease

The Company leased office and laboratory space for its former corporate headquarters, located at 301 – 351 Galveston Drive, Redwood City, California, and entered into an agreement to sublease approximately 12,106 square feet of this office and laboratory space.

On March 26, 2021, the Company entered into a Lease Termination Agreement with its landlord and a Sublease Termination Agreement with its sublessee, to terminate the lease and sublease agreements at its former corporate headquarters. The termination of both the lease and sublease was effective on April 30, 2021. As of the date of the Lease Termination Agreement, the Company remeasured its lease liability and recorded a gain of $0.5 million upon derecognition of the lease liability and right of use asset for the master lease, which was included in operating expenses for the year ended December 31, 2021. In connection with the Sublease Termination, the remaining deferred costs of $0.3 million were fully amortized through April 30, 2021, the effective date of the Sublease Termination, and included in operating expenses for the year ended December 31, 2021.

On March 26, 2021, the Company entered into a Sublease Agreement to sublet space for its new corporate headquarters, located at 25821 Industrial Boulevard, Hayward, California. The Sublease Agreement commencement date was April 1, 2021. The Sublease Agreement is for a period of two years and three months with monthly rental payments of $17,000, including one month of abated rent. On the lease commencement date, the Company recognized an operating lease right-of-use asset in the amount of $0.4 million.

The components of lease expense are presented in the following table (in thousands):

	Year ended December 31, 2022	Year ended December 31, 2021
Operating lease costs	$200	$537
Gain on derecognition of operating lease	—	(522)
Sublease income	—	(199)
Loss on termination of sublease	—	331
Net lease costs	$200	$147

The weighted average remaining lease term and discount rate related to the operating leases are presented in the following table:

	December 31,	December 31,
	2022	2021
Weighted-average remaining lease term – operating leases (in years)	0.5	1.5
Weighted-average remaining discount rate – operating leases	12.9%	12.9%

Maturities of lease liabilities as of December 31, 2022 are presented in the following table (in thousands):

Year:
2023	$104
Total future minimum lease payments	104
Less imputed interest	(4)
Total	$100
Reported as:
Operating lease liabilities	$100
Operating lease liabilities, current portion	(100)
Operating lease liabilities, net of current portion	$—